Share-Based Compensation - Summary of The Option Activities (Parenthetical) (Detail) - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement total instrinsic value of stock options exercised	¥ 11,063	$ 1,737
Share based compensation by share based payment arrangement unvested share based compensation options	10,457		$ 1,617
Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement total instrinsic value of stock options exercised	6,608	$ 1,037
Share based compensation by share based payment arrangement unvested share based compensation options	¥ 9,354		$ 1,450